Equity - Schedule of Activities of the Stock Options (Details) - Stock option [Member] - USD ($)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Activities of the Stock Options [Line Items]
Number of Share Options, Outstanding Beginning	308	272	272	272
Weighted Average Exercise Price, Outstanding Beginning	$ 49,970.4	$ 5,524.52	$ 5,524.52	$ 5,524.52
Weighted Average Remaining Contractual Term, Outstanding Beginning	4 years 2 months 23 days	1 year 5 months 26 days	2 years 5 months 26 days	3 years 5 months 26 days
Aggregate Intrinsic Value, Outstanding Beginning
Number of Share Options, Exercisable		272
Weighted Average Exercise Price, Exercisable		$ 5,524.52
Weighted Average Remaining Contractual Term, Exercisable		1 year 5 months 26 days
Aggregate Intrinsic Value, Exercisable
Number of Share Options, Granted
Weighted Average Exercise Price, Granted
Aggregate Intrinsic Value, Granted
Number of Share Options, Cancelled				(36)
Weighted Average Exercise Price, Cancelled				$ 144,000
Aggregate Intrinsic Value, Cancelled